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Anngharaad S. Reid
Paralegal
(860) 273-4474
Fax:  (860) 273-3004
ReidA@ING-AFS.com


May 2, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE:    RELIASTAR SELECT(*)LIFE VARIABLE ACCOUNT OF RELIASTAR LIFE INSURANCE
       COMPANY
       POST-EFFECTIVE AMENDMENT NO. 3 TO THE REGISTRATION STATEMENT ON FORM S-6 PROSPECTUS TITLE: FLEXDESIGN(R) VUL
       FILE NOS. 333-69431 AND 811-04208
       RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 ("Amendment No. 3") for ReliaStar Select(*)Life Variable Account of ReliaStar Life Insurance Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 3 of the Registrant's Registration Statement on Form S-6 which was declared effective on May 1, 2002. The text of Amendment No. 3 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid



Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975